Subsequent Events - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Subsequent Event [Line Items]
Number of common stock shares authorized	24,115,759,000	24,115,759,000
Description of share exchange agreement	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.
Business Combination
Subsequent Event [Line Items]
Event date	Apr. 28, 2011
Description of share exchange agreement	In the share exchanges, 0.54 shares, 1.48 shares and 0.56 shares of MHFG’s common stock are to be allotted for one share of common stock of MHTB, MHSC and MHIS, respectively.
Increase in authorized shares of common stock
Subsequent Event [Line Items]
Event date	Jun. 29, 2011
Number of common stock shares authorized	48,000,000,000